Stock Bonus Plan - Summary of Change in Liability to Common Shares Subject to Repurchase and Associated Non-Cash Compensation Expense (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Beginning Balance	$ 842	$ 8,267	$ 4,464
Non-cash compensation from ratable vesting	41	2,712	1,468
Non-cash compensation from change in fair value of liability	2	2,457	2,335
Other stock activity, net	516	(786)
Reclassification upon modification	(1,394)	(11,808)
Ending balance	$ 7	$ 842	$ 8,267